Investments in Joint Ventures and Associates - Schedule Profit (Loss) Sharing in Joint Ventures and Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	$ 24,188	$ 409,315	$ 349,401	$ (3,088,107)
(Impairment) of joint ventures	$ 0	0	0	6,703,324
Administración del Sistema Portuario Nacional Dos Bocas, S.A. de C.V.
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		(17,008)	(18,807)	(97,809)
Sierrita Gas Pipeline LLC
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		185,027	188,329	200,260
Other, net
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		160,011	102,559	95,211
Deer Park Refining Limited Partnership
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		0	0	(3,374,314)
Frontera Brownsville, LLC.
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		3,369	18,632	34,670
CH4 Energía S.A. de C.V.
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		44,960	39,367	32,983
Texas Frontera, LLC.
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		$ 32,956	$ 19,321	$ 20,892